Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash	$ 3,172	$ 2,070
Accounts receivable, net	9,072	7,264
Other assets	576	139
Total current assets	12,820	9,473
Property and equipment, net	212	315
Intangible assets, net	10,960	12,760
Investment	19	23
Debt issue costs	395
Total assets	24,406	22,571
Current liabilities:
Accounts payable	556	661
Accrued expenses	360	964
Accrued compensation	15	59
Income taxes	93	117
Amount due to related parties	600	3,500
Current portion of long-term debt	73	65
Total current liabilities	1,697	5,366
Long-term liabilities
Long term debt	108	184
Amount due to related parties	2,598
Convertible debenture	2,598
Deferred income taxes	235	445
Mandatorily redeemable preferred shares	90	90
Total liabilities	7,326	6,085
One Horizon Group, Inc. stockholders' equity
Preferred stock: $0.0001 par value, authorized 50,000,000; issued and outstanding 170,940 shares (2013 - nil)	1
Common stock: $0.0001 par value, authorized 200,000,000 shares issued and outstanding 33,281,069 shares (2013 32,920,069);	3	3
Additional paid-in capital	32,163	28,269
Deferred Compensation	(214)
Retained Earnings (Deficit)	(15,227)	(13,319)
Accumulated other comprehensive income	63	1,137
Total One Horizon Group, Inc. shareholders' equity	16,789	16,090
Non-controlling interest	291	396
Total equity	17,080	16,486
Total liabilities and equity	$ 24,406	$ 22,571